Financial Instruments - Summary of Accounting Classification and Fair Values (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets FVTPL	$ 1,109	$ 1,303
Financial assets amortized cost	6,250	8,596
Financial assets	7,385	9,899
Financial assets measured at fair value	1,135	1,303
Financial liabilities measured at fair value	(20)	(63)
Financial assets FVOCI	26	0
Financial liabilities FVOCI	(93)	0
Financial liabilities at amortized cost	(1,979)	(2,823)
Financial liabilities	(2,092)	(2,886)
Financial liabilities measured at fair value	(113)	(63)
Debt investments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets FVTPL	772	685
Financial assets amortized cost	0	0
Financial assets	798	685
Financial assets measured at fair value	798	685
Financial assets FVOCI	26	0
Equity investments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets FVTPL	334	618
Financial assets amortized cost	0	0
Financial assets	334	618
Financial assets measured at fair value	334	618
Financial assets FVOCI	0	0
Time deposits [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets FVTPL	0	0
Financial assets amortized cost	3,744	3,178
Financial assets	3,744	3,178
Financial assets measured at fair value	0	0
Financial assets FVOCI	0	0
Trade and other receivables [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets FVTPL	0	0
Financial assets amortized cost	372	255
Financial assets	372	255
Financial assets measured at fair value	0	0
Financial assets FVOCI	0	0
Other assets [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets FVTPL	3	0
Financial assets amortized cost	182	172
Financial assets	185	172
Financial assets measured at fair value	3	0
Financial assets FVOCI	0	0
Cash and cash equivalents [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets FVTPL	0	0
Financial assets amortized cost	1,952	4,991
Financial assets	1,952	4,991
Financial assets measured at fair value	0	0
Financial assets FVOCI	0	0
Term Loan [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities measured at fair value	0	0
Financial liabilities FVOCI	0	0
Financial liabilities at amortized cost	(1,061)	(1,914)
Financial liabilities	(1,061)	(1,914)
Financial liabilities measured at fair value	0	0
Warrant liabilities [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities measured at fair value	(14)	(54)
Financial liabilities FVOCI	0	0
Financial liabilities at amortized cost	0	0
Financial liabilities	(14)	(54)
Financial liabilities measured at fair value	(14)	(54)
Bank loans [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities measured at fair value	0	0
Financial liabilities FVOCI	0	0
Financial liabilities at amortized cost	(118)	(138)
Financial liabilities	(118)	(138)
Financial liabilities measured at fair value	0	0
Trade and other payables [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities measured at fair value	(6)	(9)
Financial liabilities FVOCI	(93)	0
Financial liabilities at amortized cost	(800)	(771)
Financial liabilities	(899)	(780)
Financial liabilities measured at fair value	(99)	(9)
Level 1 of fair value hierarchy [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	367	1,051
Financial liabilities measured at fair value	(14)	(21)
Level 1 of fair value hierarchy [member] | Debt investments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	179	594
Level 1 of fair value hierarchy [member] | Equity investments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	188	457
Level 1 of fair value hierarchy [member] | Time deposits [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	0	0
Level 1 of fair value hierarchy [member] | Trade and other receivables [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	0	0
Level 1 of fair value hierarchy [member] | Other assets [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	0	0
Level 1 of fair value hierarchy [member] | Cash and cash equivalents [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	0	0
Level 1 of fair value hierarchy [member] | Term Loan [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities measured at fair value	0	0
Level 1 of fair value hierarchy [member] | Warrant liabilities [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities measured at fair value	(14)	(21)
Level 1 of fair value hierarchy [member] | Bank loans [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities measured at fair value	0	0
Level 1 of fair value hierarchy [member] | Trade and other payables [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities measured at fair value	0	0
Level 2 of fair value hierarchy [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	570	91
Financial liabilities measured at fair value	0	0
Level 2 of fair value hierarchy [member] | Debt investments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	567	91
Level 2 of fair value hierarchy [member] | Equity investments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	0	0
Level 2 of fair value hierarchy [member] | Time deposits [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	0	0
Level 2 of fair value hierarchy [member] | Trade and other receivables [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	0	0
Level 2 of fair value hierarchy [member] | Other assets [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	3	0
Level 2 of fair value hierarchy [member] | Cash and cash equivalents [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	0	0
Level 2 of fair value hierarchy [member] | Term Loan [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities measured at fair value	0	0
Level 2 of fair value hierarchy [member] | Warrant liabilities [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities measured at fair value	0	0
Level 2 of fair value hierarchy [member] | Bank loans [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities measured at fair value	0	0
Level 2 of fair value hierarchy [member] | Trade and other payables [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities measured at fair value	0	0
Level 3 of fair value hierarchy [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	198	161
Financial liabilities measured at fair value	(99)	(42)
Level 3 of fair value hierarchy [member] | Debt investments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	52	0
Level 3 of fair value hierarchy [member] | Equity investments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	146	161
Level 3 of fair value hierarchy [member] | Time deposits [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	0	0
Level 3 of fair value hierarchy [member] | Trade and other receivables [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	0	0
Level 3 of fair value hierarchy [member] | Other assets [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	0	0
Level 3 of fair value hierarchy [member] | Cash and cash equivalents [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	0	0
Level 3 of fair value hierarchy [member] | Term Loan [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities measured at fair value	0	0
Level 3 of fair value hierarchy [member] | Warrant liabilities [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities measured at fair value	0	(33)
Level 3 of fair value hierarchy [member] | Bank loans [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities measured at fair value	0	0
Level 3 of fair value hierarchy [member] | Trade and other payables [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities measured at fair value	$ (99)	$ (9)